Income taxes (Narrative) (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Effective tax rate	13.50%	13.00%	13.50%	13.00%